Profit Appropriation	12 Months Ended
Dec. 31, 2011
Profit Appropriation
Profit Appropriation

11. Profit Appropriation

The Company’s subsidiaries and VIEs in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s FIEs, its subsidiaries have to make appropriations from its after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Company’s discretion. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from its after-tax profit (as determined under the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, (ii) statutory public welfare fund and (iii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax profits calculated in accordance with the PRC GAAP. Effective January 1, 2006 under the revised China Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriation to discretionary surplus fund is made at the discretion of the Company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. Statutory public welfare fund is restricted to the capital expenditures for the collective welfare of employees. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation. As of December 31, 2011 and 2010, the Company was subject to a maximum appropriation of $18.1 million and $15.4 million, respectively, to these non-distributable reserve funds.